Document and Entity Information	0 Months Ended
Apr. 29, 2015
Risk/Return:
Document Type	497
Document Period End Date	Apr. 29, 2015
Registrant Name	DREYFUS/LAUREL FUNDS INC
Central Index Key	0000819940
Amendment Flag	false
Document Creation Date	Apr. 29, 2015
Document Effective Date	Apr. 29, 2015
Prospectus Date	Feb. 27, 2015
Dreyfus Tax Managed Growth Fund | Class A
Risk/Return:
Trading Symbol	DTMGX
Dreyfus Tax Managed Growth Fund | Class C
Risk/Return:
Trading Symbol	DPTAX
Dreyfus Tax Managed Growth Fund | Class I
Risk/Return:
Trading Symbol	DPTRX